Categories of Financial Instruments - Financial Assets by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Long-term investment securities	₩ 1,877,922	₩ 1,679,384
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	₩ 1,739,133	₩ 1,398,734